Net Income/(Loss) Per Share - Schedule of Potentially Dilutive Securities (Details) - shares		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Potentially Dilutive Securities [Line Items]
Potentially dilutive securities		724	724	731
Share options to employees [Member]
Schedule of Potentially Dilutive Securities [Line Items]
Potentially dilutive securities	[1]	724	724	731

[1]	Retrospectively restated to reflect the 2025 Share Consolidation.